Condensed Interim Consolidated Statements of Cash Flows - CAD ($)	3 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Income for the period	$ (729,711)	$ (20,594)
Adjustments for:
Amortization of right-of-use asset	5,044	3,363
Equity-settled share-based compensation	38,792	0
Office lease accretion per IFRS 16	2,596	1,985
Office base rent recorded as lease reduction per IFRS 16	(6,605)	(2,128)
Interest expense - director's loans	28,712	24,932
Transaction cost - director's loans	18,661	17,197
Changes in working capital items:
Amounts receivable and other assets	(83,638)	(145,382)
Restricted cash	(294,455)	(43)
Accounts payable and accrued liabilities	1,070,887	401,531
Balances due to related parties	14,797	52,842
Net cash provided by operating activities	1,524,501	374,891
Financing activities
Proceeds from director's loans	350,000	0
Net cash provided by financing activities	350,000	0
Net (decrease) increase in cash	1,874,501	374,891
Cash, beginning balance	370,784	308,085
Cash, ending balance	$ 2,245,285	$ 682,976